Associates and Joint Ventures - Summary of Group's Share of the Result of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Profit on ordinary activities after taxation attributable to owners of the Parent	£ 5,704	£ 6,032	£ 37,485
Other comprehensive income:
Total comprehensive income for the year, net of tax	2,126	9,424	34,528
Groups Share in Associates and Joint Ventures
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Profit on ordinary activities after taxation attributable to owners of the Parent	498	419	24,209
Other comprehensive income:
Items that may be reclassified to profit & loss	(115)	(38)	(918)
Items that will not be reclassified to profit & loss	7	6	25
Groups Share in Associates and Joint Ventures | Investments Accounted for Using Equity Method
Other comprehensive income:
Total comprehensive income for the year, net of tax	£ 390	£ 387	£ 23,316